General Information and Statement of Compliance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information and Statement of Compliance

Note 2: General Information and Statement of Compliance

Preliminary remarks

DBV Technologies Inc. was incorporated in Delaware on April 7, 2015 (the “US subsidiary”). The share capital of this US subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

DBV Australia Pty Ltd. was incorporated in New South Wales, Australia on July 3, 2018 (the “Australian subsidiary”). The share capital of this Australian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

DBV Canada Ltd. was incorporated in Ottawa, Ontario on August 13, 2018 (the “Canadian subsidiary”). The share capital of this Canadian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

DBV Pharma was incorporated in Paris on December 21, 2018 (the “French subsidiary”). The share capital of this French subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

General principles

The accompanying consolidated financial statements and related notes (the “Financial Statements”) present the operations of DBV Technologies S.A. and its subsidiaries (the “Group”) as of December 31, 2018. The Company is a corporate venture under French law (société anonyme) and its registered office is located at 177/181 avenue Pierre Brossolette, 92210 Montrouge at December 31, 2018.

Our Financial Statements as of December 31, 2018 have been prepared under the responsibility of DBV Technologies’ management. The Financial Statements were approved by the Board of Directors of DBV Technologies on March 31, 2019.

All amounts are expressed in thousands of euros, unless stated otherwise.

For consolidation purposes, DBV Technologies S.A. and its subsidiaries have prepared individual financial statements for the periods ended December 31, 2016, December 31, 2017 and December 31, 2018.

Statement of Compliance

Our Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2018. Comparative figures are presented for December 31, 2016 and 2017.

Due to the listing of the Company’s ordinary shares on the Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the financial statements of the Group are also prepared in accordance with IFRS, as adopted by the European Union (“EU”).

The following amendments are mandatorily effective for annual periods beginning on or after January 1st, 2018:

•	IFRS 15 – Revenue from Contracts with Customers;

•	Amendments to IFRS 15 – Clarifications to IFRS 15 Revenue from contracts with customers;

•	IFRS 9 – Financial Instruments;

•	Amendments to IFRS 4 – Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts;

•	Amendments to IFRS 2 – Classification and measurement of share-based payment transactions;

•	Amendments to IAS 40 – Transfers of Investment Property;

•	IFRIC 22 – Foreign Currency Transactions and Advance Consideration;

•	Annual improvements – 2014-2016 cycle.

The impacts of the first-time application of IFRS 15 are described in detail in Note 3.12. The impact from the fist-time adoption of IFRS 9 resulted in the change in accounting category, from “fair value to “amortised at cost” for the financial assets on the balance sheet. There is no valuation impact on IFRS 9 given the nature of the assets. The other standards and amendments have not had any impact on the Financial Statements as of December 31, 2018.

As of December 31, 2018, there are no differences in the IFRS published and mandated by the IASB and EU. As a result, the Financial Statements comply with IFRS as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (the “IAS”), as well as the interpretations issued by the Standing Interpretations Committee (the “SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The main accounting methods used to prepare the Financial Statements are described below. These methods were used for all years presented.

The Company did not elect for early application of the new standards, amendments and interpretations which were adopted but not mandatory as of December 31, 2018:

•	IFRS 16 – Leases;

•	Amendments to IFRS 9 – Prepayment features with negative compensation;

•	IFRIC 23 – Uncertainty over Income Tax Treatments.

Management assessment concludes that the application of these standards and amendments would not have any impact on the Company’s results on financial position or cash flows.

New and revised standards and amendments that may be relevant to the Company’s operations but are not yet effective:

•	Amendments to IFRS 4 – Applying IFRS 9 with IFRS 4;

•	IFRS 16 – Leases;

•	IFRS 17 – Insurance contracts;

•	IFRS 14 – Regulatory deferral accounts;

•	IFRIC 23 – Uncertainty over Income Tax Treatments.

With respect to the application of IFRS 16 on leases, the Group carried out preliminary analyses and it intends to apply the modified retrospective approach, resulting in an estimated increase in its financial liabilities of approximately 25 to 30 million euros.

Management is in the process of evaluating the impact of the other standards and amendments and is therefore, not currently able to estimate reliably the impact of their adoption on the Company’s results on financial position or cash flows.

The accounting policies and measurement principles adopted for the Financial Statements as of and for the year ended December 31, 2018 are the same as those used as of and for the years ended December 31, 2016 and 2017, exept for the first application of IFRS 15 as described in detail in Note 3.12.